Notes Related to the Consolidated Statement of Income (Loss) - Summary of Personal Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Research and development expenses
Disclosure Of Employee Benefits Expense [Line Items]
Wages and salaries	€ 11,465	€ 10,922	€ 7,281
Share-based payments (employees and executive management)	531	688	1,158
Social security expenses	3,633	3,357	2,475
Total personnel expenses	15,629	14,967	10,914
Research and development expenses | R&D
Disclosure Of Employee Benefits Expense [Line Items]
Wages and salaries	1,579	2,029	1,887
Share-based payments (employees and executive management)	24	223	334
Social security expenses	665	804	792
Total personnel expenses	2,268	3,056	3,013
Research and development expenses | Clinical studies
Disclosure Of Employee Benefits Expense [Line Items]
Wages and salaries	9,886	8,893	5,393
Share-based payments (employees and executive management)	507	465	824
Social security expenses	2,968	2,553	1,684
Total personnel expenses	13,361	11,911	7,901
General and administrative expenses
Disclosure Of Employee Benefits Expense [Line Items]
Wages and salaries	4,393	4,376	3,721
Share-based payments (employees and executive management)	532	522	849
Social security expenses	1,648	1,433	1,355
Total personnel expenses	€ 6,573	€ 6,331	€ 5,925